Tax assets and liabilities (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Operating Profit Before Tax		R$ 14,513,684	R$ 16,383,902	R$ (3,215,718)
Income tax		R$ 5,375,636	R$ 8,918,984	R$ (13,049,544)
Effective tax rate	[1]	37.04%	54.44%	405.80%

[1]	In 2017, 2016 and 2015, considering the tax effect of the exchange variation over foreign branches and the economic hedge, accounted in the Gains (losses) on financial assets and liabilities (net) the effective tax rate would have been 40.4%, 27.1% and -18.3%, respectively. In 2015 there were the gain on the Cofins lawsuit (see disclosure above), which excluding the effects the effective tax rate would be 19.1%.